Subsequent events (Details) - USD ($)			12 Months Ended
	Mar. 10, 2025	Mar. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent events
Net proceeds			$ 129,810,000	$ 24,575,000
Minimum
Subsequent events
Preferred stock conversion price				$ 1.06
Maximum
Subsequent events
Preferred stock conversion price				$ 1.42
Subsequent events | ADS
Subsequent events
Issue price per share		$ 0.00000075
Amount of commitment shares		$ 4,000,000
Subsequent events | Series A-1 Convertible Preferred Shares
Subsequent events
Number of shares issuable		200,000
Issue price per share		$ 1,000
Subsequent events | First Tranche of Series A1 Preferred Shares Financing
Subsequent events
Number of shares issuable	100,000
Issuance of ordinary shares in at-the-market offering, net of offering cost (in shares)	7,000,000
Net proceeds	$ 99,650,000
Subsequent events | First Tranche of Series A1 Preferred Shares Financing | ADS
Subsequent events
Number of shares issuable	26,200
Number of shares converted	40,367,260
Subsequent events | First Tranche of Series A1 Preferred Shares Financing | Class A ordinary shares
Subsequent events
Number of shares converted	605,508,900
Subsequent events | First Tranche of Series A1 Preferred Shares Financing | Class A ordinary shares | Minimum
Subsequent events
Preferred stock conversion price	$ 0.57
Subsequent events | First Tranche of Series A1 Preferred Shares Financing | Class A ordinary shares | Maximum
Subsequent events
Preferred stock conversion price	$ 0.93